Significant accounting policies (Tables)	12 Months Ended
May 31, 2020
Disclosure of initial application of standards or interpretations [abstract]
Schedule of amortization of capital assets

Asset type	Amortization method	Amortization term
Land	Not amortized	No term
Production facility	Straight-line	15 – 20 years
Equipment	Straight-line	3 – 10 years
Leasehold improvements	Straight-line	Over lease term
Construction in progress	Not amortized	No term
Right-of-use assets	Straight-line	Over lease term

Schedule of amortization of intangible assets

Asset type	Amortization method	Amortization term
Customer relationships	Straight-line	3 – 10 years
Corporate website	Straight-line	2 years
Licences, permits & applications	Straight-line	90 months – indefinite
Non-compete agreements	Straight-line	Over term of non-compete
Intellectual property, trademarks & brands	Straight-line	15 months – 20 years

Schedule of financial instrument classification

Financial assets/liabilities	IFRS 9 Classification

Cash and cash equivalents	FVTPL
Marketable securities	FVTPL
Accounts receivable	amortized cost
Promissory notes receivable	amortized cost
Convertible notes receivable	FVTPL
Long-term investments	FVTPL
Bank indebtedness	amortized cost
Accounts payable and accrued liabilities	other financial liabilities
Income taxes payable	other financial liabilities
Lease liabilities	other financial liabilities
Long-term debt	other financial liabilities
Convertible debentures	FVTPL

Disclosure Of Lease Liabilities Recognized In The Consolidated Statement Of Financial Position Explanatory
Lease liabilities recognized in the consolidated statement of financial position on the date of transition:

Reconciliation of IFRS 16 transitional impact	June 1, 2019
Discounted using the incremental borrowing rate at the date of initial application	7,722
Adjustments for renewal options reasonably certain to be exercised	884

Lease liabilities recognized	$8,606